Equity (Changes In Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Beginning balance, Total	$ (6,307)	$ (6,895)
Total other comprehensive income (loss)	4,538	588	$ 2,995
Ending balance, Total	(1,769)	(6,307)	(6,895)
Net Change In Fair Value Of Derivatives [Member]
Beginning balance, Total	(18)	(356)
Total other comprehensive income (loss)	5,990	338
Ending balance, Total	5,972	(18)	(356)
Actuarial Gain (Loss) On Pension Obligations [Member]
Beginning balance, Total	(6,289)	(6,539)
Total other comprehensive income (loss)	(1,452)	250
Ending balance, Total	$ (7,741)	$ (6,289)	$ (6,539)